Account Payable (Tables)	12 Months Ended
Dec. 31, 2025
Account Payable [Abstract]
Schedule of Trade Accounts Payable

Trade accounts payable primarily relate to:

	December 31, 2025	December 31, 2024
Commodity trading purchases	$7,336	$769
Server and equipment purchases	11,359	11,359
Operating service arrangements	652	383
	$19,347	$12,511